Group Information - Summary of Information about Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BioNTech RNA Pharmaceuticals GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Delivery Technologies GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Halle
% equity interest	100.00%	100.00%
BioNTech Diagnostics GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Europe GmbH (previously BioNTech Small Molecules GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Manufacturing GmbH (previously BioNTech IVAC GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Manufacturing Marburg GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Marburg
% equity interest	100.00%
BioNTech Austria Beteiligungen GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Austria
Registered office	Vienna
% equity interest	100.00%	100.00%
BioNTech Innovative Manufacturing Services GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Idar-Oberstein
% equity interest	100.00%	100.00%
ReSano GmbH (previously reBOOST Management GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
JPT Peptide Technologies GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Berlin
% equity interest	100.00%	100.00%
JPT Peptide Technologies Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	Cambridge (previously Acton)
% equity interest	100.00%	100.00%
BioNTech USA Holding LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	Cambridge (previously New York)
% equity interest	100.00%	100.00%
BioNTech Research and Development Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	Cambridge (previously New York)
% equity interest	100.00%	100.00%
BioNTech Cell & Gene Therapies GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech US Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	Cambridge
% equity interest	100.00%
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Singapore
Registered office	Singapore
% equity interest	100.00%
BioNTech Real Estate Verwaltungs GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%
BioNTech UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United Kingdom
Registered office	Reading
% equity interest	100.00%
BioNTech Real Estate GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%
BioNTech Real Estate Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%
BioNTech Real Estate An der Goldgrube GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%
BioNTech Real Estate Haus Vier GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%
BioNTech Real Estate Adam Opel Straße GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%